Property and Equipment, Net - Summary of Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Leasehold improvements	¥ 86,648	$ 12,391	¥ 30,236
Building	84,087	12,024	0
Electronic equipment	70,302	10,053	15,828
Machinery equipment	35,855	5,127	20,440
Construction in progress	12,532	1,792	16,985
Mold and tooling	11,926	1,705	6,190
Transportation equipment	6,766	968	4,224
Office equipment	4,432	634	1,980
Property,plant and equipment,gross	312,548	44,694	95,883
Less: accumulated depreciation	(53,038)	(7,584)	(34,199)
Less: accumulated impairment	(1,460)	(209)	(1,460)
Total	¥ 258,050	$ 36,901	¥ 60,224